22. Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and Other Payables

Note 22 — Trade and Other Payables

Details of trade and other payables at December 31 are as follows:

	2017	2016	2015
Accrued expenses	$2,716,238	$2,789,476	$2,863,516
Interest payables	1,061,346	796,175	560,835
Trade account payables	2,593,584	2,295,501	1,834,773
Other payables - social security payments	18,329	33,397	113,560
Total trade and other payables, current	$6,389,497	$5,914,549	$5,372,684
Other payables - social security payments	$3,568	$63,143	$–
Other payables - property taxes payments	16,029	17,212	–
Total trade and other payables, non-current	$19,597	$80,355	$–

Book values approximate fair value at December 31, 2017, 2016 and 2015.